Statutory Requirements	12 Months Ended
Dec. 31, 2013
Statutory Requirements [Abstract]
Statutory Requirements
Statutory requirements

The following is a summary of actual and required statutory capital and surplus and statutory net income as of December 31, 2013 and 2012 and for the years then ended:

	December 31, 2013	December 31, 2012
	($ in thousands)
Actual statutory capital	$1,303,487	$824,453
Required statutory capital and surplus	526,933	116,416
Statutory net income	229,974	101,347

Under the Bermuda Insurance Act, 1978 and related regulations, Third Point Re is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement, or BSCR model, which is a standardized statutory risk-based capital model used to measure the risk associated with Third Point Re’s assets, liabilities and premiums. Third Point Re’s required statutory capital and surplus under the BSCR model is referred to as the enhanced capital requirement, or ECR. Third Point Re is required to calculate and submit the ECR to the Bermuda Monetary Authority, or the BMA, annually. Following receipt of the submission of Third Point Re’s ECR the BMA has the authority to impose additional capital requirements (capital add-ons) if it deems necessary. If a company fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. As of December 31, 2013 and 2012, Third Point Re met its ECR.
The principal difference between statutory capital and surplus and shareholders' equity presented in accordance with GAAP is deferred acquisition costs and prepaid expenses, which are non-admitted assets for statutory purposes.
Third Point Re is also required under its Class 4 license to maintain a minimum liquidity ratio whereby the value of its relevant assets is not less than 75% of the amount of its relevant liabilities for general business. As of December 31, 2013 and 2012, Third Point Re met the minimum liquidity ratio requirement.
Third Point Re may declare dividends subject to it continuing to meet its solvency and capital requirements, which includes continuing to hold statutory capital and surplus equal to or exceeding its ECR. Third Point Re is prohibited from declaring or paying in any fiscal year dividends of more than 25% of its prior year's statutory capital and surplus unless Third Point Re files with the BMA a signed affidavit by at least two members of the Board of Directors attesting that a dividend would not cause the company to fail to meet its relevant margins. As of December 31, 2013, Third Point Re could pay dividends in 2014 of approximately $325.9 million (2012 - $206.1 million) without providing an affidavit to the BMA.